SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Receivables		$ 10,300		$ 10,500
Allowance for credit losses	$ 670		$ 200	$ 200